Employee Benefits, Pension and Other Benefit Plan Assets (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) strategy	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	$ 9,429	$ 10,656
Net receivables	43	51
Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	511	565	$ 549
Net receivables	0	1
Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	22	28	52
Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	24	23	23
Fair Value Measured at Net Asset Value Per Share [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	566	594
Fair Value Measured at Net Asset Value Per Share [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	$ 0	0
Long duration fixed income [Member] | Pension plan assets [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Duration target	10 years
Long duration fixed income [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets		0	19
Domestic large-cap stocks [Member] | Pension plan assets [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Number of unique investment strategies | strategy	8
Global stocks [Member] | Pension plan assets [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Number of unique investment strategies | strategy	5
International stocks [Member] | Pension plan assets [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Number of unique investment strategies | strategy	4
Real estate [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	$ 14	20	25
Other [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	8	8	8
Other [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	$ 24	23	$ 23
Maximum [Member] | Global stocks [Member] | Pension plan assets [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Target asset allocation	60.00%
Maximum [Member] | Investment Strategy [Member] | Defined Benefit Plan, Total Plan Assets [Member] | Domestic large-cap stocks [Member] | Pension plan assets [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Concentration risk, percentage	2.00%
Maximum [Member] | Investment Strategy [Member] | Defined Benefit Plan, Total Plan Assets [Member] | Global stocks [Member] | Pension plan assets [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Concentration risk, percentage	1.50%
Maximum [Member] | Investment Strategy [Member] | Defined Benefit Plan, Total Plan Assets [Member] | International stocks [Member] | Pension plan assets [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Concentration risk, percentage	2.50%
Minimum [Member] | Global stocks [Member] | Pension plan assets [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Target asset allocation	40.00%
Excluding NAV Investments [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	$ 8,868	10,022
Excluding NAV Investments [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	511	564
Excluding NAV Investments [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	2,615	3,062
Excluding NAV Investments [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	82	111
Excluding NAV Investments [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	6,231	6,932
Excluding NAV Investments [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	405	430
Excluding NAV Investments [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	22	28
Excluding NAV Investments [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	24	23
Excluding NAV Investments [Member] | Cash and cash equivalents [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	286	235
Excluding NAV Investments [Member] | Cash and cash equivalents [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	91	108
Excluding NAV Investments [Member] | Cash and cash equivalents [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	2	1
Excluding NAV Investments [Member] | Cash and cash equivalents [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	69	85
Excluding NAV Investments [Member] | Cash and cash equivalents [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	284	234
Excluding NAV Investments [Member] | Cash and cash equivalents [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	22	23
Excluding NAV Investments [Member] | Cash and cash equivalents [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	0	0
Excluding NAV Investments [Member] | Cash and cash equivalents [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	0	0
Excluding NAV Investments [Member] | Long duration fixed income [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	5,316	5,299
Excluding NAV Investments [Member] | Long duration fixed income [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	0	0
Excluding NAV Investments [Member] | Long duration fixed income [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	902	875
Excluding NAV Investments [Member] | Long duration fixed income [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	0	0
Excluding NAV Investments [Member] | Long duration fixed income [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	4,414	4,424
Excluding NAV Investments [Member] | Long duration fixed income [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	0	0
Excluding NAV Investments [Member] | Long duration fixed income [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	0	0
Excluding NAV Investments [Member] | Long duration fixed income [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	0	0
Excluding NAV Investments [Member] | Intermediate (core) fixed income [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	118	255
Excluding NAV Investments [Member] | Intermediate (core) fixed income [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	183	185
Excluding NAV Investments [Member] | Intermediate (core) fixed income [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	0	0
Excluding NAV Investments [Member] | Intermediate (core) fixed income [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	0	0
Excluding NAV Investments [Member] | Intermediate (core) fixed income [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	118	255
Excluding NAV Investments [Member] | Intermediate (core) fixed income [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	183	185
Excluding NAV Investments [Member] | Intermediate (core) fixed income [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	0	0
Excluding NAV Investments [Member] | Intermediate (core) fixed income [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	0	0
Excluding NAV Investments [Member] | High-yield fixed income [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	114	267
Excluding NAV Investments [Member] | High-yield fixed income [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	0	0
Excluding NAV Investments [Member] | High-yield fixed income [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	0	0
Excluding NAV Investments [Member] | High-yield fixed income [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	0	0
Excluding NAV Investments [Member] | High-yield fixed income [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	114	267
Excluding NAV Investments [Member] | High-yield fixed income [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	0	0
Excluding NAV Investments [Member] | High-yield fixed income [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	0	0
Excluding NAV Investments [Member] | High-yield fixed income [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	0	0
Excluding NAV Investments [Member] | International fixed income [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	241	283
Excluding NAV Investments [Member] | International fixed income [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	0	0
Excluding NAV Investments [Member] | International fixed income [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	55	60
Excluding NAV Investments [Member] | International fixed income [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	0	0
Excluding NAV Investments [Member] | International fixed income [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	186	223
Excluding NAV Investments [Member] | International fixed income [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	0	0
Excluding NAV Investments [Member] | International fixed income [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	0	0
Excluding NAV Investments [Member] | International fixed income [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	0	0
Excluding NAV Investments [Member] | Domestic large-cap stocks [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	820	1,125
Excluding NAV Investments [Member] | Domestic large-cap stocks [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	115	130
Excluding NAV Investments [Member] | Domestic large-cap stocks [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	582	825
Excluding NAV Investments [Member] | Domestic large-cap stocks [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	0	0
Excluding NAV Investments [Member] | Domestic large-cap stocks [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	238	300
Excluding NAV Investments [Member] | Domestic large-cap stocks [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	115	130
Excluding NAV Investments [Member] | Domestic large-cap stocks [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	0	0
Excluding NAV Investments [Member] | Domestic large-cap stocks [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	0	0
Excluding NAV Investments [Member] | Domestic mid-cap stocks [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	256	360
Excluding NAV Investments [Member] | Domestic mid-cap stocks [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	28	34
Excluding NAV Investments [Member] | Domestic mid-cap stocks [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	167	227
Excluding NAV Investments [Member] | Domestic mid-cap stocks [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	0	0
Excluding NAV Investments [Member] | Domestic mid-cap stocks [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	89	133
Excluding NAV Investments [Member] | Domestic mid-cap stocks [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	28	34
Excluding NAV Investments [Member] | Domestic mid-cap stocks [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	0	0
Excluding NAV Investments [Member] | Domestic mid-cap stocks [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	0	0
Excluding NAV Investments [Member] | Domestic small-cap stocks [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	148	236
Excluding NAV Investments [Member] | Domestic small-cap stocks [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	17	20
Excluding NAV Investments [Member] | Domestic small-cap stocks [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	141	224
Excluding NAV Investments [Member] | Domestic small-cap stocks [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	0	0
Excluding NAV Investments [Member] | Domestic small-cap stocks [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	7	12
Excluding NAV Investments [Member] | Domestic small-cap stocks [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	17	20
Excluding NAV Investments [Member] | Domestic small-cap stocks [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	0	0
Excluding NAV Investments [Member] | Domestic small-cap stocks [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	0	0
Excluding NAV Investments [Member] | Global stocks [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	429	480
Excluding NAV Investments [Member] | Global stocks [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	0	0
Excluding NAV Investments [Member] | Global stocks [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	72	89
Excluding NAV Investments [Member] | Global stocks [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	0	0
Excluding NAV Investments [Member] | Global stocks [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	357	391
Excluding NAV Investments [Member] | Global stocks [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	0	0
Excluding NAV Investments [Member] | Global stocks [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	0	0
Excluding NAV Investments [Member] | Global stocks [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	0	0
Excluding NAV Investments [Member] | International stocks [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	559	799
Excluding NAV Investments [Member] | International stocks [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	49	61
Excluding NAV Investments [Member] | International stocks [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	449	542
Excluding NAV Investments [Member] | International stocks [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	9	23
Excluding NAV Investments [Member] | International stocks [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	110	257
Excluding NAV Investments [Member] | International stocks [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	40	38
Excluding NAV Investments [Member] | International stocks [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	0	0
Excluding NAV Investments [Member] | International stocks [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	0	0
Excluding NAV Investments [Member] | Emerging market stocks [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	205	305
Excluding NAV Investments [Member] | Emerging market stocks [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	0	0
Excluding NAV Investments [Member] | Emerging market stocks [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	0	0
Excluding NAV Investments [Member] | Emerging market stocks [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	0	0
Excluding NAV Investments [Member] | Emerging market stocks [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	205	305
Excluding NAV Investments [Member] | Emerging market stocks [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	0	0
Excluding NAV Investments [Member] | Emerging market stocks [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	0	0
Excluding NAV Investments [Member] | Emerging market stocks [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	0	0
Excluding NAV Investments [Member] | Real estate [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	195	208
Excluding NAV Investments [Member] | Real estate [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	0	0
Excluding NAV Investments [Member] | Real estate [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	148	157
Excluding NAV Investments [Member] | Real estate [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	0	0
Excluding NAV Investments [Member] | Real estate [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	33	31
Excluding NAV Investments [Member] | Real estate [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	0	0
Excluding NAV Investments [Member] | Real estate [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	14	20
Excluding NAV Investments [Member] | Real estate [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	0	0
Excluding NAV Investments [Member] | Hedge funds [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	95	90
Excluding NAV Investments [Member] | Hedge funds [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	0	0
Excluding NAV Investments [Member] | Hedge funds [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	63	62
Excluding NAV Investments [Member] | Hedge funds [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	0	0
Excluding NAV Investments [Member] | Hedge funds [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	32	28
Excluding NAV Investments [Member] | Hedge funds [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	0	0
Excluding NAV Investments [Member] | Hedge funds [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	0	0
Excluding NAV Investments [Member] | Hedge funds [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	0	0
Excluding NAV Investments [Member] | Other [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	86	80
Excluding NAV Investments [Member] | Other [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	28	26
Excluding NAV Investments [Member] | Other [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	34	0
Excluding NAV Investments [Member] | Other [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	4	3
Excluding NAV Investments [Member] | Other [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	44	72
Excluding NAV Investments [Member] | Other [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	0	0
Excluding NAV Investments [Member] | Other [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	8	8
Excluding NAV Investments [Member] | Other [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	24	23
Including NAV Investments [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	9,477	10,667
Including NAV Investments [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	$ 511	$ 565